Credit Risk - Summary of Commercial Real Estate by Sector (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Loans And Advances By Industry Sector [line items]
Loans and advances to customers	£ 208,750	£ 207,287